UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  399 Park Avenue, 16th Floor
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Morgan, III
Title:  Managing Member
Phone:  (212) 745-9700


Signature, Place and Date of Signing:

/s/ Donald E. Morgan, III          New York, NY               May 13, 2011
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $521,339
                                         (thousands)


List of Other Included Managers:

       Form 13F File Number     Name

1.     028-12821                Brigade Leveraged Capital Structures Fund Ltd.


                                           FORM 13F INFORMATION TABLE
                                                 March 31, 2011




COLUMN 1                      COLUMN 2         COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6        COLUMN 7     COLUMN 8

                                                         VALUE     SHS OR     SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT    PRN CALL  DISCRETION      MGRS   SOLE     SHARED  NONE
--------------                --------------   -----     --------  -------    --- ----  ----------      ----   ----     ------  ----
ACCURIDE CORP NEW             COM NEW          00439T206   7,441      535,712 SH        Shared-Defined  1        535,712
ADVANCED MICRO DEVICES INC    COM              007903107   1,720      200,000     CALL  Shared-Defined  1        200,000
ALLIANCE HEALTHCARE SRVCS IN  COM NEW          018606202   7,514    1,700,000 SH        Shared-Defined  1      1,700,000
AMERISTAR CASINOS INC         COM              03070Q101  11,981      675,000 SH        Shared-Defined  1        675,000
ANADARKO PETE CORP            COM              032511107  22,118      270,000     CALL  Shared-Defined  1        270,000
BON-TON STORES INC            COM              09776J101   6,221      401,382 SH        Shared-Defined  1        401,382
CARDTRONICS INC               COM              14161H108  12,037      591,500 SH        Shared-Defined  1        591,500
CINEMARK HOLDINGS INC         COM              17243V102   3,870      200,000 SH        Shared-Defined  1        200,000
CITIGROUP INC                 COM              172967101   4,420    1,000,000 SH        Shared-Defined  1      1,000,000
COLLECTIVE BRANDS INC         COM              19421W100  10,790      500,000 SH        Shared-Defined  1        500,000
FINISH LINE INC               CL A             317923100   4,963      250,000 SH        Shared-Defined  1        250,000
GMX RES INC                   NOTE 4.500% 5/0  38011MAJ7  13,919   17,000,000 PRN       Shared-Defined  1     17,000,000
HEALTHSPRING INC              COM              42224N101  22,870      612,000 SH        Shared-Defined  1        612,000
HELIX ENERGY SOLUTIONS        COM              42330P107   5,160      300,000 SH        Shared-Defined  1        300,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9   4,675    4,845,000 PRN       Sole                   4,845,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9  21,886   22,680,000 PRN       Shared-Defined  1     22,680,000
KENDLE INTERNATIONAL INC      NOTE 3.375% 7/1  48880LAA5  33,788   35,660,000 PRN       Shared-Defined  1     35,660,000
KROGER CO                     COM              501044101  12,225      510,000 SH        Shared-Defined  1        510,000
LIBERTY MEDIA CORP            DEB 3.750% 2/1   530715AL5   6,623   11,345,000 PRN       Sole                  11,345,000
LIBERTY MEDIA CORP            DEB 3.750% 2/1   530715AL5  10,140   17,370,000 PRN       Shared-Defined  1     17,370,000
LIBERTY MEDIA CORP            DEB 4.000%11/1   530715AG6   4,859    8,270,000 PRN       Sole                   8,270,000
LIBERTY MEDIA CORP            DEB 4.000%11/1   530715AG6  18,791   31,985,000 PRN       Shared-Defined  1     31,985,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708  17,382      223,989 SH        Shared-Defined  1        223,989
LIVE NATION ENTERTAINMENT IN  COM              538034109   8,500      850,000 SH        Shared-Defined  1        850,000
LIZ CLAIBORNE INC             COM              539320101  13,215    2,451,700 SH        Shared-Defined  1      2,451,700
LORILLARD INC                 COM              544147101   9,501      100,000     CALL  Shared-Defined  1        100,000
M & F WORLDWIDE CORP          COM              552541104  10,676      425,000 SH        Shared-Defined  1        425,000
MTR GAMING GROUP INC          COM              553769100   6,995    2,670,022 SH        Shared-Defined  1      2,670,022
REGAL ENTMT GROUP             CL A             758766109   6,413      475,000 SH        Shared-Defined  1        475,000
SPANSION INC                  COM CL A NEW     84649R200  17,494      937,030 SH        Shared-Defined  1        937,030
SPDR S&P 500 ETF TR           TR UNIT          78462F103 119,331      900,000     PUT   Shared-Defined  1        900,000
SUN HEALTHCARE GROUP INC NEW  COM              86677E100  10,271      730,000 SH        Shared-Defined  1        730,000
SUPERVALU INC                 COM              868536103   3,474      389,000     PUT   Shared-Defined  1        389,000
TITAN INTL INC ILL            COM              88830M102  15,410      579,100 SH        Shared-Defined  1        579,100
UNITED RENTALS INC            COM              911363109   2,496       75,000     PUT   Shared-Defined  1         75,000
V F CORP                      COM              918204108  19,706      200,000     CALL  Shared-Defined  1        200,000
VISTEON CORP                  COM NEW          92839U206     369       23,357 SH        Shared-Defined  1         23,357
WARNER CHILCOTT PLC IRELAND   SHS A            G94368100  12,095      520,000 SH        Shared-Defined  1        520,000



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